Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for Former CEO (Carrington) $	Compensation Actually Paid to Former CEO (Carrington) $ (1)	SCT Total for Former Interim CEO (Buzby) $	Compensation Actually Paid to Former Interim CEO (Buzby) $ (1)	SCT Total for CEO (Narayanan) $	Compensation Actually Paid to CEO (Narayanan) $ (1)	Average SCT Total for Non-CEO NEOs $ (2)	Average Compensation Actually Paid to Non-CEO NEOs $ (1)(2)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)	Net Income (in millions) $
2025	—	—	264,911	307,553	2,068,248	2,370,091	1,357,836	1,623,284	8.42	137.8
2024	2,296,957	(3,541,104)	1,012,318	824,094	—	—	1,138,587	816,569	6.74	(854.0)
2023	3,884,232	(6,086,830)	—	—	—	—	3,154,648	380,032	43.40	(140.4)
	_______________
Named Executive Officers, Footnote	The other NEOs in each covered year were as follows: •2025: Michael Carlson, Saul Laureles • 2024: Doran Hole, Michael Carlson • 2023: William Bush, Saul Laureles, Alan Russo, Prakesh Patel
Adjustment To PEO Compensation, Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table for 2025 to calculate Compensation Actually Paid include:

	2025
	David Buzby	Arun Narayanan	Average Other NEOs (2)
Total Compensation from Summary Compensation Table	$264,911	$2,068,248	$1,357,836

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(91,822)	$(791,213)	$(555,060)
Year-end fair value of unvested awards granted in the current year	$112,664	$1,093,056	$725,129
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$26,106
Fair values at vest date for awards granted and vested in current year	$37,253	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(15,453)	$—	$69,274
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—
Total Adjustments for Equity Awards	$42,642	$301,843	$265,449

Compensation Actually Paid (as calculated)	$307,553	$2,370,091	$1,623,284

_______________
*    All stock option and Performance Stock Unit (PSU) valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model and Monte Carlo simulation valuation method, respectively, in a manner consistent with the process used to determine stock option grant date fair values under ASC 718. All stock award valuations (other than for PSUs) included in “Compensation Actually Paid” values were performed using the closing price of the Company’s common stock.

Non-PEO NEO Average Total Compensation Amount	$ 1,357,836	$ 1,138,587	$ 3,154,648
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,623,284	816,569	380,032
Adjustment to Non-PEO NEO Compensation Footnote	Deductions from, and additions to, total compensation in the Summary Compensation Table for 2025 to calculate Compensation Actually Paid include:

	2025
	David Buzby	Arun Narayanan	Average Other NEOs (2)
Total Compensation from Summary Compensation Table	$264,911	$2,068,248	$1,357,836

Adjustments for Equity Awards
Adjustment for grant date values in the Summary Compensation Table	$(91,822)	$(791,213)	$(555,060)
Year-end fair value of unvested awards granted in the current year	$112,664	$1,093,056	$725,129
Year-over-year difference of year-end fair values for unvested awards granted in prior years	$—	$—	$26,106
Fair values at vest date for awards granted and vested in current year	$37,253	$—	$—
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	$(15,453)	$—	$69,274
Forfeitures during current year equal to prior year-end fair value	$—	$—	$—
Dividends or dividend equivalents not otherwise included in total compensation	$—	$—	$—
Total Adjustments for Equity Awards	$42,642	$301,843	$265,449

Compensation Actually Paid (as calculated)	$307,553	$2,370,091	$1,623,284

_______________
*    All stock option and Performance Stock Unit (PSU) valuations included in “Compensation Actually Paid” values were performed using the Black-Scholes option pricing model and Monte Carlo simulation valuation method, respectively, in a manner consistent with the process used to determine stock option grant date fair values under ASC 718. All stock award valuations (other than for PSUs) included in “Compensation Actually Paid” values were performed using the closing price of the Company’s common stock.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 8.42	6.74	43.40
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 137,800,000	$ (854,000,000.0)	(140,400,000)
PEO Name	Arun Narayanan	David Buzby
John Carrington [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 2,296,957	3,884,232
PEO Actually Paid Compensation Amount	0	(3,541,104)	(6,086,830)
David Buzby [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	264,911	1,012,318	0
PEO Actually Paid Compensation Amount	307,553	824,094	0
Arun Narayanan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	2,068,248	0	0
PEO Actually Paid Compensation Amount	2,370,091	$ 0	$ 0
PEO | David Buzby [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	42,642
PEO | David Buzby [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,822)
PEO | David Buzby [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,664
PEO | David Buzby [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David Buzby [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,253
PEO | David Buzby [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,453)
PEO | David Buzby [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | David Buzby [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Arun Narayanan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	301,843
PEO | Arun Narayanan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(791,213)
PEO | Arun Narayanan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,093,056
PEO | Arun Narayanan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Arun Narayanan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Arun Narayanan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Arun Narayanan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Arun Narayanan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,449
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(555,060)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	725,129
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,106
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,274
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0